CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 27, 2020
Current assets:
Cash	$ 714,628			$ 1,674,650
Prepaid expenses	379,221			651,605
Total current assets	1,093,849			2,326,255
Investments held in Trust Account	414,100,847			414,020,525
Total Assets	415,194,696			416,346,780
Current liabilities:
Accounts payable	2,775,955			961
Accrued expenses	1,069,580			415,560
Total current liabilities	3,845,535			416,521
Deferred underwriting commissions	14,490,000			14,490,000
Derivative liabilities	29,283,330			40,532,280
Total liabilities	47,618,865			55,438,801
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 41,400,000 shares subject to possible redemption at $10.00 per share at September 30, 2021 and December 31, 2020	414,000,000			414,000,000
Shareholders' Deficit:
Preference shares, $0.0001 par value 5,000,000 shares authorized none issued and outstanding
Accumulated deficit	(46,425,204)			(53,093,056)
Total shareholders' deficit	(46,424,169)	$ (35,053,035)	$ (32,174,208)	(53,092,021)	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit:	415,194,696			416,346,780
Class A Ordinary Shares Subject to Redemption
Current liabilities:
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 41,400,000 shares subject to possible redemption at $10.00 per share at September 30, 2021 and December 31, 2020	414,000,000			414,000,000
Class B Ordinary Shares
Shareholders' Deficit:
Common stock	$ 1,035			$ 1,035